Inventory (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2015	Dec. 31, 2014
Inventory Disclosure [Abstract]
Summary of the Components of Inventories

The components of inventories are as follows (in thousands):

	March 31, 2015	December 31, 2014
Raw materials	$202	$191
Work in process	619	507
Finished goods	942	1,012

Total	1,763	1,710
Less: allowance for inventory obsolescence	(95)	(193)

Inventory, net	$1,668	$1,517

The components of inventories are as follows (in thousands):

	December 31, 2014	December 31, 2013
Raw materials	$191	$147
Work in process	507	446
Finished goods	1,012	902

Total	1,710	1,495
Less: allowance for inventory obsolescence	(193)	(126)

Inventory, net	$1,517	$1,369